Taxation (Details) - Schedule of deferred taxes assets and liabilities	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities	$ (167,299)	$ (174,363)
Deferred Tax Asset				$ 41,429		$ 31,879
Deferred Tax, net			SFr (125,870)	(125,870)	SFr (142,484)	(142,484)
Intangible assets [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities		(51,914)
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities
Other receivables [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities	$ (167,299)	$ (122,449)
Net operating loss (NOL) [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Asset				$ 41,429		$ 31,879